Related Party Balances and Transactions - R&D (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 554	¥ 331